Property, Plant And Equipment, Net - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 69,825	$ 94,310